Fair Value Measurements	3 Months Ended
Jan. 31, 2026
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 4: FAIR VALUE MEASUREMENTS
There have been no significant changes to

the Bank’s approach and methodologies used

to determine fair value measurements for

the three months ended
January 31, 2026.
(a)

FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The following table reflects the fair value

of the Bank’s financial assets and liabilities not

carried at fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities

$ 176,562 $ 176,063 $ 183,593 $ 182,478
Other debt securities 57,708 57,695 56,846 56,679
Total debt securities at amortized cost, net of allowance for credit losses 234,270 233,758 240,439 239,157
Total loans, net of allowance for loan losses

958,486 961,507 953,012 956,424
Total financial assets not carried at fair value $ 1,192,756 $ 1,195,265 $ 1,193,451 $ 1,195,581
FINANCIAL LIABILITIES
Deposits $ 1,245,144 $ 1,245,666 $ 1,267,104 $ 1,267,466
Securitization liabilities at amortized

cost

15,021 15,029 14,841 14,805
Subordinated notes and debentures

10,642

10,770

10,733 10,929
Total financial liabilities not carried at fair value $ 1,270,807 $ 1,271,465 $ 1,292,678 $ 1,293,200
This table excludes financial assets and liabilities where the carrying value approximates their fair value.
(b) FAIR VALUE HIERARCHY
The following table presents the levels within

the fair value hierarchy for each of the assets

and liabilities measured at fair value on a

recurring basis as at
January 31, 2026 and October 31, 2025.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other
1
Government and government-related securities
Canadian government debt
Federal $ 3,860 $ 3,358 $ – $ 7,218 $ 4,892 $ 3,875 $ – $ 8,767
Provinces

– 5,678 – 5,678 – 4,537 – 4,537
U.S. federal, state, municipal governments,

and agencies debt
2,352 23,422 – 25,774 2,973 20,811 – 23,784
Other OECD 2

government-guaranteed debt
238 7,188 – 7,426 283 5,818 – 6,101
Mortgage-backed securities – 766 – 766 – 768 – 768
Other debt securities
Canadian issuers

– 6,223 66 6,289 – 6,695 67 6,762
Other issuers – 19,561 1 19,562 – 16,508 – 16,508
Equity securities 98,186 278 23 98,487 87,713 171 25 87,909
Trading loans

– 28,859 179 29,038 – 30,032 – 30,032
Commodities 32,503 2,146 – 34,649 33,446 1,521 – 34,967
Retained interests – 1 – 1 – 1 – 1

137,139 97,480 269 234,888 129,307 90,737 92 220,136
Non-trading financial assets at fair value

through profit or loss
Securities 431 5,577 1,622 7,630 465

5,019 1,567 7,051
Loans – 795 – 795 – 344 – 344
431 6,372 1,622 8,425 465 5,363 1,567 7,395
Derivatives
Interest rate contracts

1 7,074 10 7,085 6

10,990 8 11,004
Foreign exchange contracts

99 54,103 – 54,202 30 53,576 3 53,609
Credit contracts

– 80 – 80 – 44 – 44
Equity contracts

152 12,856 – 13,008 162 12,534 – 12,696
Commodity and other contracts

2,249 6,732 15 8,996 752 4,867 – 5,619
2,501 80,845 25 83,371 950 82,011 11 82,972
Financial assets designated at
fair value through profit or loss
Securities
1
– 7,038 – 7,038 –

6,986 – 6,986
– 7,038 – 7,038 – 6,986 – 6,986
Financial assets at fair value through other

comprehensive income
Government and government-related securities
Canadian government debt
Federal 4 16,018 – 16,022 100 15,791 – 15,891
Provinces

– 20,908 – 20,908 – 21,080 – 21,080
U.S. federal, state, municipal governments,

and agencies debt
830 55,189 – 56,019 851 53,641 – 54,492
Other OECD government-guaranteed debt – 8,023 – 8,023 – 7,875 – 7,875
Mortgage-backed securities – 1,748 – 1,748 – 1,896 – 1,896
Other debt securities
Asset-backed securities – 8,616 – 8,616 – 8,709 – 8,709
Corporate and other debt – 12,752 – 12,752 – 13,091 – 13,091
Equity securities 1,145 2 2,159 3,306 1,136 – 1,911 3,047
Loans – 478 – 478 – 288 – 288

1,979 123,734 2,159 127,872 2,087 122,371 1,911 126,369
Securities purchased under reverse
repurchase agreements – 7,406 – 7,406 – 7,574 – 7,574
FINANCIAL LIABILITIES
Trading deposits

–

42,104

224

42,328

– 37,609 273 37,882
Derivatives

Interest rate contracts

2 6,948 72 7,022 6

9,572

76

9,654
Foreign exchange contracts

136 46,037 1 46,174 24 42,496 5 42,525
Credit contracts

– 423 – 423 – 440 – 440
Equity contracts

– 19,096 120 19,216 – 19,528 155 19,683
Commodity and other contracts

2,806 7,822 32 10,660 806 6,193 55 7,054
2,944 80,326 225 83,495 836 78,229 291

79,356
Securitization liabilities at fair value – 25,399 – 25,399 –

25,283

–

25,283
Financial liabilities designated at fair value
through profit or loss – 225,237 – 225,237 –

197,633

2

197,635
Obligations related to securities sold short 1

12,578 28,877 – 41,455 15,342

28,453

–

43,795
Obligations related to securities sold
under repurchase agreements – 11,531 – 11,531 – 11,557 – 11,557
Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2
Organisation for Economic Co-operation and Development (OECD).
(c)

TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS

AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets

and liabilities between the different levels of

the fair value hierarchy using the fair values

as at the end of each
reporting period. Assets and liabilities are

transferred between Level 1 and Level 2

depending on whether there is sufficient frequency

and volume in an active
market.
During the three months ended January 31,

2026, the Bank transferred $
1,752

million of trading loans, securities, and other, $
2

million of financial assets at fair
value through other comprehensive income

(FVOCI), and $
1,062

million of obligations related to securities

sold short from Level 2 to Level 1. During

the three
months ended January 31, 2026, the Bank

transferred $
2,828

million of trading loans, securities, and other, $
510

million of financial assets at FVOCI, and
$ 2,165

million of obligations related to securities sold

short from Level 1 to Level 2. There were no

significant transfers between Level 1 and

Level 2 during the
three months ended January 31, 2025.
There were no significant transfers between

Level 2 and Level 3 during the three

months ended January 31, 2026 and January

31, 2025.
There were no significant changes to the unobservable

inputs and sensitivities for assets and liabilities

classified as Level 3 during the three

months ended
January 31, 2026 and January 31, 2025.
(d) RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the three
months ended January 31, 2026 and January

31, 2025.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and
Fair

gains
value as at unrealized gains (losses) Movements
1
Transfers
value as at

(losses) on
November 1 Included Included Purchases/ Sales/ Into Out of January 31 instruments
2025 in income
2
in OCI
3,4
Issuances

Settlements Level 3 Level 3 2026 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 67 $ 1 $ – $ – $ (4) $ 3 $ – $ 67 $ (4)
Equity securities 25 (2) – – – – – 23 –
Trading loans – (114) – 293 – – – 179

92 (115) – 293 (4) 3 – 269

(4)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,567 4 (4) 69 (14) – – 1,622 1
1,567 4 (4) 69 (14) – – 1,622 1
Financial assets at fair value
through other

comprehensive income
Other debt securities – – – – – – – – –
Equity securities

1,911 – 1 309 (62) – – 2,159 3

$ 1,911 $ – $ 1 $ 309 $ (62) $ – $ – $ 2,159 $ 3
FINANCIAL LIABILITIES
Trading deposits
6
$ (273) $ 21 $ – $ – $ 21 $ – $ 7 $ (224) $ 24
Derivatives 7
Interest rate contracts

(68) 5 – – 1 – – (62)

–
Foreign exchange contracts (2) 4 – – – – (3) (1) –
Equity contracts (155) 2 – – (1) 1 33 (120) –
Commodity and other contracts (55) 39 – – (1) – – (17) –

(280) 50 – – (1) 1 30 (200)

–
Financial liabilities designated
at fair value
through profit or loss

(2) 5 – (6) 3 – – –

5
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of January 31 instruments
2024 in income
2
in OCI
4
Issuances

Settlements Level 3 Level 3 2025 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 26 $ – $ – $ – $ (15) $ – $ – $ 11 $ (1)
Equity securities 12 2 – 1 (7) – – 8 –

38 2 – 1 (22) – – 19

(1)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,233 30 – 43 (19) – – 1,287 7
1,233 30 – 43 (19) – – 1,287 7
Financial assets at fair value
through other

comprehensive income
Other debt securities 7 – – – (4) – – 3 –
Equity securities

3,355 – – 2 (183) – – 3,174 –

$ 3,362 $ – $ – $ 2 $ (187) $ – $ – $ 3,177 $ –
FINANCIAL LIABILITIES
Trading deposits 6 $ (505) $ 4 $ – $ (72) $ 114 $ – $ – $ (459) $ 6
Derivatives
7
Interest rate contracts

(158) (6) – – 9 – – (155)

2
Foreign exchange contracts 1 6 – – 5 7 2 21 11
Equity contracts (24) (5) – – (1) 1 – (29) (7)
Commodity and other contracts (10) 6 – – – – – (4) 7

(191) 1 – – 13 8 2 (167)

13
Financial liabilities designated
at fair value through profit
or loss

(24) – – (6) 29 – – (1)

–
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Other comprehensive income (OCI).
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7

Consists of derivative assets of $
25

million (January 31, 2025 – $
38

million; October 31, 2025/November 1, 2025 – $
11

million; October 31, 2024/November 1, 2024 – $
30

million) and
derivative liabilities of $ 225

million (January 31, 2025 – $
205

million; October 31, 2025/November 1, 2025 – $
291

million; October 31, 2024/November 1, 2024 – $
221

million) which have
been netted in this table for presentation purposes only.